Current and Long-Term Debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 113,036	$ 353,012
Finance lease	50,146	0
Current portion of long-term debt	163,182	353,012
Non-current portion	1,937,018	1,529,669
Finance lease liability	666,993	0
Total debt outstanding	2,767,193	1,882,681
Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	(1,700)	(4,300)
Finance lease	(100)
Non-current portion	(33,400)	$ (33,100)
Finance lease liability	$ (1,100)